Cost of revenue (Tables)	3 Months Ended
Mar. 31, 2023
Analysis of income and expense [abstract]
Schedule of Components of Cost of Revenue
The following table represents cost of revenue for the three months ended March 31:

	Three months ended March 31,
	2023	2022
	$	$
Employee salaries and benefits	4,586	4,159
Web hosting fees	1,177	1,057
Third party service fees	2,123	1,173
Other	168	163
	8,054	6,552